MARKETABLE SECURITIES - Additional Information - (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
MARKETABLE SECURITIES
Number of shares held	89,240
URZ3 Energy Corp (formerly NGE)
MARKETABLE SECURITIES
Number of shares held	89,240	89,240	89,240